UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group® Foundation Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2019

Item 1. Reports to Stockholders

Semiannual report

Multi-asset mutual fund

Delaware Strategic Allocation Fund

(formerly, Delaware Foundation® Moderate Allocation Fund)

September 30, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. As active managers we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Strategic Allocation Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions
•	View statements and tax forms
•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2019, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from April 1, 2019 to September 30, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2019 to Sept. 30, 2019.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from April 1, 2019 to September 30, 2019 (Unaudited)

Delaware Strategic Allocation Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Annualized Expense Ratio	Expenses Paid During Period 4/1/19 to 9/30/19*
Actual Fund return†
Class A	$1,000.00	$1,021.70	1.14%	$5.76
Class C	1,000.00	1,018.80	1.90%	9.59
Class R	1,000.00	1,021.50	1.40%	7.08
Institutional Class	1,000.00	1,023.10	0.90%	4.55
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.30	1.14%	$5.76
Class C	1,000.00	1,015.50	1.90%	9.57
Class R	1,000.00	1,018.00	1.40%	7.06
Institutional Class	1,000.00	1,020.50	0.90%	4.55

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

†Because	actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds), including exchange-traded funds. The table above does not reflect the expenses of the Underlying Funds.

Security type / sector allocation, top 10 equity holdings, and country allocation

Delaware Strategic Allocation Fund	As of September 30, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	54.55%
US Markets	24.92%
Communication Services	2.23%
Consumer Discretionary	2.17%
Consumer Staples	1.25%
Energy	1.22%
Financials	3.26%
Healthcare	3.87%
Industrials	2.03%
Information Technology	4.24%
Materials	0.90%
Real Estate	3.23%
Utilities	0.52%
Developed Markets	21.78%
Communication Services	1.06%
Consumer Discretionary	2.09%
Consumer Staples	3.04%
Energy	1.07%
Financials	4.29%
Healthcare	3.09%
Industrials	3.19%
Information Technology	1.37%
Materials	1.42%
Real Estate	0.67%
Utilities	0.49%
Emerging Markets	7.85%
Communication Services	1.70%
Consumer Discretionary	1.01%
Consumer Staples	0.91%
Energy	1.32%
Financials	0.80%
Healthcare	0.10%
Industrials	0.02%
Information Technology	1.67%
Materials	0.26%
Real Estate	0.03%
Utilities	0.03%
Exchange–Traded Funds	3.65%

Security type / sector allocation, top 10 equity holdings, and country allocation

Delaware Strategic Allocation Fund

Security type / sector	Percentage of net assets
Limited Partnership	0.03%
Agency Asset-Backed Securities	0.02%
Agency Collateralized Mortgage Obligations	3.68%
Agency Commercial Mortgage-Backed Securities	0.51%
Agency Mortgage-Backed Securities	9.44%
Collateralized Debt Obligations	0.57%
Corporate Bonds	17.12%
Banking	4.04%
Basic Industry	1.14%
Capital Goods	0.76%
Communications	2.11%
Consumer Cyclical	0.58%
Consumer Non-Cyclical	1.69%
Energy	1.38%
Financials	0.71%
Insurance	0.83%
Real Estate	0.66%
Technology	0.96%
Transportation	0.07%
Utilities	2.19%
Loan Agreements	0.95%
Municipal Bonds	0.42%
Non-Agency Asset-Backed Securities	1.76%
Non-Agency Collateralized Mortgage Obligations	0.70%
Non-Agency Commercial Mortgage-Backed Securities	2.83%
Sovereign Bonds	0.60%
US Treasury Obligations	0.74%
Preferred Stock	0.58%
Short-Term Investments	3.89%
Total Value of Securities	102.04%
Liabilities Net of Receivables and Other Assets	(2.04%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Microsoft	0.75%
Reliance Industries GDR	0.67%
Roche Holding	0.52%
Samsung Electronics	0.51%
Dollar Tree	0.48%
Nestle	0.48%
Novartis	0.47%
Alphabet Class A	0.43%
AT&T	0.43%
Taiwan Semiconductor Manufacturing	0.43%

*Country / market	Percentage of net assets
US Markets	63.97%
Developed Markets	25.66%
Australia	1.39%
Austria	0.17%
Belgium	0.16%
Bermuda	0.10%
Canada	0.23%
Cayman Islands	1.01%
Denmark	0.37%
Finland	0.18%
France	2.63%
Germany	1.61%
Hong Kong	0.65%
Ireland	0.28%
Israel	0.35%
Italy	0.40%
Japan	6.41%
Luxembourg	0.01%
Netherlands	1.14%
Portugal	0.13%
Singapore	0.55%
Spain	1.33%
Sweden	0.54%
Switzerland	2.61%
United Kingdom	3.41%

Security type / sector allocation, top 10 equity holdings, and country allocation

Delaware Strategic Allocation Fund

*Country / market	Percentage of net assets
Emerging Markets	8.52%
Argentina	0.09%
Brazil	1.01%
Chile	0.15%
China	2.30%
Colombia	0.02%
India	0.80%
Indonesia	0.15%
Malaysia	0.01%
Mexico	0.68%
Morocco	0.08%
Peru	0.07%
Republic of Korea	1.56%
Russia	0.64%
South Africa	0.01%
Taiwan	0.76%
Turkey	0.19%
Total	98.15%

*Allocation includes all investments except for short-term investments.

Schedule of investments
Delaware Strategic Allocation Fund	September 30, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 54.55%
US Markets – 24.92%
Communication Services – 2.23%
Alphabet Class A †	905	$1,105,132
Alphabet Class C †	26	31,694
AT&T	29,139	1,102,620
ATN International	648	37,824
Century Communications =†	25,000	0
Charter Communications Class A †	1,071	441,380
Cinemark Holdings	2,367	91,461
Comcast Class A	6,578	296,536
Facebook Class A †	1,459	259,819
Fox Class A	892	28,129
Liberty Global Class A †	1,422	35,195
Liberty Global Class C †	13,341	317,382
Netflix †	960	256,915
Nexstar Media Group Class A	300	30,693
Take-Two Interactive Software †	2,510	314,603
TripAdvisor †	5,245	202,877
Verizon Communications	11,900	718,284
Walt Disney	2,855	372,064
Yelp †	1,214	42,187

		5,684,795

Consumer Discretionary – 2.17%
Amazon.com †	399	692,628
American Eagle Outfitters	3,557	57,695
Aramark	5,128	223,478
BorgWarner	3,666	134,469
Cheesecake Factory	1,224	51,016
Chegg †	794	23,780
Chuy’s Holdings †	855	21,170
Dollar Tree †	10,713	1,222,996
Domino’s Pizza	846	206,923
Five Below †	342	43,126
Hasbro	4,001	474,879
Home Depot	2,660	617,173
Jack in the Box	787	71,711
Lowe’s	6,300	692,748
Malibu Boats Class A †	1,323	40,590
NIKE Class B	2,480	232,922
Starbucks	3,341	295,411
Steven Madden	2,564	91,766
Taylor Morrison Home †	1,625	42,153
Tenneco Class A	1,934	24,214

Schedule of investments

Delaware Strategic Allocation Fund

	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Consumer Discretionary (continued)
Toll Brothers	2,852	$ 117,075
Tractor Supply	1,529	138,283
Wendy’s	1,632	32,607

		5,548,813

Consumer Staples – 1.25%
Archer-Daniels-Midland	15,200	624,264
Casey’s General Stores	1,107	178,404
Conagra Brands	21,998	674,899
Constellation Brands Class A	2,303	477,366
General Mills	3,516	193,802
J&J Snack Foods	389	74,688
Mondelez International Class A	12,573	695,538
PepsiCo	2,017	276,531

		3,195,492

Energy – 1.22%
Carrizo Oil & Gas †	2,282	19,591
Chevron	2,771	328,641
ConocoPhillips	10,500	598,290
EOG Resources	1,940	143,987
Halliburton	37,603	708,817
Keane Group †	2,997	18,162
KLX Energy Services Holdings †	481	4,158
Marathon Oil	46,549	571,156
Occidental Petroleum	12,700	564,769
Patterson-UTI Energy	1,813	15,501
Pioneer Natural Resources	971	122,123
SRC Energy †	845	3,938
US Silica Holdings	647	6,185

		3,105,318

Financials – 3.26%
Allstate	6,500	706,420
American Equity Investment Life Holding	2,226	53,869
American International Group	12,300	685,110
Bank of New York Mellon	13,400	605,814
BB&T	13,500	720,495
BlackRock	429	191,180
Bryn Mawr Bank	730	26,652
Capital One Financial	2,237	203,522
CenterState Bank	2,575	61,761
Charles Schwab	6,948	290,635
City Holding	465	35,456

	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Financials (continued)
CME Group	1,279	$ 270,304
Comerica	1,511	99,711
East West Bancorp	3,099	137,255
Essent Group	1,653	78,798
First Bancorp (North Carolina)	1,044	37,480
First Financial Bancorp	2,479	60,674
First Interstate BancSystem Class A	1,116	44,908
Great Western Bancorp	2,207	72,831
Hamilton Lane Class A	687	39,132
Hope Bancorp	1,175	16,849
Independent Bank	615	45,910
Independent Bank Group	1,013	53,294
Intercontinental Exchange	2,136	197,089
JPMorgan Chase & Co.	5,413	637,056
Kemper	265	20,657
KeyCorp	12,089	215,668
KKR & Co. Class A	18,126	486,683
LendingTree †	80	24,834
Marsh & McLennan	6,800	680,340
MGIC Investment	12,778	160,747
Old National Bancorp	3,640	62,626
Primerica	167	21,247
Prudential Financial	1,594	143,380
Raymond James Financial	1,511	124,597
Reinsurance Group of America	1,171	187,219
Selective Insurance Group	922	69,325
State Street	1,897	112,283
Stifel Financial	1,471	84,406
Travelers	1,066	158,504
Umpqua Holdings	2,217	36,492
United Community Banks	1,511	42,837
US Bancorp	3,556	196,789
Valley National Bancorp	5,254	57,111
WesBanco	697	26,047
WSFS Financial	793	34,971

		8,318,968

Healthcare – 3.87%
Abbott Laboratories	10,656	891,588
Adamas Pharmaceuticals †	2,443	12,496
Agios Pharmaceuticals †	832	26,957
Allergan	882	148,432

Schedule of investments

Delaware Strategic Allocation Fund

	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Healthcare (continued)
Becton Dickinson and Co.	785	$ 198,574
Biogen †	842	196,034
Brookdale Senior Living †	19,306	146,339
Cardinal Health	13,300	627,627
Celgene †	1,027	101,981
Cigna	5,263	798,871
CONMED	715	68,747
CryoLife †	1,865	50,635
CVS Health	11,200	706,384
DexCom †	1,018	151,926
Edwards Lifesciences †	783	172,190
Illumina †	1,220	371,148
Intercept Pharmaceuticals †	343	22,761
IQVIA Holdings †	3,818	570,333
Johnson & Johnson	8,076	1,044,873
Ligand Pharmaceuticals Class B †	545	54,249
Medicines †	1,113	55,650
Merck & Co.	11,768	990,630
Merit Medical Systems †	1,711	52,117
Natera †	2,076	68,093
Neurocrine Biosciences †	1,202	108,312
NuVasive †	864	54,760
Pfizer	23,026	827,324
Prestige Consumer Healthcare †	1,802	62,511
Puma Biotechnology †	1,116	12,014
Quidel †	1,115	68,405
Repligen †	914	70,095
Retrophin †	2,911	33,738
Spark Therapeutics †	250	24,245
Spectrum Pharmaceuticals †	3,563	29,555
Supernus Pharmaceuticals †	1,326	36,438
Tabula Rasa HealthCare †	802	44,062
Teladoc Health †	740	50,113
Thermo Fisher Scientific	862	251,075
Ultragenyx Pharmaceutical †	1,170	50,053
UnitedHealth Group	1,612	350,320
Vanda Pharmaceuticals †	3,013	40,013
Vertex Pharmaceuticals †	951	161,118
Wright Medical Group †	2,916	60,157

		9,862,943

	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Industrials – 2.03%
ABM Industries	1,563	$56,768
Applied Industrial Technologies	1,045	59,356
ASGN †	853	53,620
Barnes Group	631	32,522
BrightView Holdings †	2,132	36,564
Casella Waste Systems Class A †	1,300	55,822
Columbus McKinnon	1,982	72,204
Continental Building Products †	2,789	76,112
Eaton	1,821	151,416
Emerson Electric	1,404	93,871
ESCO Technologies	548	43,599
Federal Signal	2,879	94,258
Gates Industrial †	3,856	38,830
Granite Construction	1,284	41,255
Honeywell International	1,082	183,074
Hub Group Class A †	805	37,433
Ingersoll-Rand	1,030	126,906
Kadant	578	50,743
Kforce	585	22,133
Lockheed Martin	540	210,632
MasTec †	935	60,710
MYR Group †	1,265	39,582
Navigant Consulting	1,340	37,453
Northrop Grumman	1,900	712,101
Oshkosh	1,376	104,301
Parker-Hannifin	1,298	234,432
Raytheon	3,600	706,284
Rexnord †	1,262	34,137
Rockwell Automation	405	66,744
Southwest Airlines	2,927	158,087
Tetra Tech	1,154	100,121
Union Pacific	1,928	312,297
United Technologies	2,391	326,419
US Ecology	1,029	65,794
Waste Management	5,700	655,500
Woodward	168	18,115

		5,169,195

Information Technology – 4.24%
Accenture Class A	1,459	280,639
Adobe †	886	244,757
Anixter International †	567	39,191

Schedule of investments

Delaware Strategic Allocation Fund

	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Information Technology (continued)
Apple	4,802	$1,075,504
Applied Materials	5,562	277,544
Arista Networks †	1,063	253,972
Autodesk †	1,907	281,664
Belden	812	43,312
Blackbaud	365	32,974
Broadcom	3,085	851,676
Brooks Automation	1,968	72,875
Cisco Systems	17,653	872,235
ExlService Holdings †	1,200	80,352
II-VI †	1,750	61,617
Intel	18,108	933,105
j2 Global	770	69,931
MACOM Technology Solutions Holdings †	536	11,521
Mastercard Class A	1,446	392,690
MaxLinear †	2,212	49,505
Microsoft	13,715	1,906,796
Mimecast †	700	24,969
NETGEAR †	1,126	36,280
Oracle	11,800	649,354
Paylocity Holding †	226	22,053
PayPal Holdings †	3,106	321,751
Plantronics	920	34,334
PTC †	1,647	112,292
Q2 Holdings †	1,116	88,019
Rapid7 †	1,059	48,068
salesforce.com †	1,653	245,371
Semtech †	1,373	66,742
ServiceNow †	534	135,556
Silicon Laboratories †	516	57,457
SS&C Technologies Holdings	3,657	188,591
Texas Instruments	904	116,833
Tyler Technologies †	862	226,275
Visa Class A	3,495	601,175

		10,806,980

Materials – 0.90%
Balchem	437	43,346
Ball	7,400	538,794
Boise Cascade	2,112	68,830
Coeur Mining †	4,373	21,034
Corteva	1,337	37,436

	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Materials (continued)
Dow	1,338	$63,756
DuPont de Nemours	11,190	797,959
Eastman Chemical	2,624	193,730
Kaiser Aluminum	750	74,227
Minerals Technologies	1,239	65,778
Neenah	1,072	69,809
Quaker Chemical	335	52,977
Westrock	5,349	194,971
Worthington Industries	1,846	66,548

		2,289,195

Real Estate – 3.23%
American Assets Trust	846	39,542
American Tower	1,143	252,752
Apartment Investment & Management Class A	2,376	123,885
Armada Hoffler Properties	2,146	38,821
AvalonBay Communities	1,775	382,211
Boston Properties	1,448	187,748
Brandywine Realty Trust	8,736	132,350
Brixmor Property Group	6,257	126,955
Camden Property Trust	1,378	152,972
Cousins Properties	2,156	81,044
Crown Castle International	1,335	185,578
Douglas Emmett	4,725	202,372
EastGroup Properties	601	75,137
Empire State Realty Trust Class A	1,250	17,837
Equity LifeStyle Properties	1,300	173,680
Equity Residential	10,871	937,732
Essex Property Trust	1,025	334,816
Extra Space Storage	1,200	140,184
Federal Realty Investment Trust	650	88,491
First Industrial Realty Trust	7,429	293,891
Highwoods Properties	2,650	119,091
Host Hotels & Resorts	8,525	147,397
JBG SMITH Properties	1,312	51,444
Kilroy Realty	1,600	124,624
Kimco Realty	5,525	115,362
Kite Realty Group Trust	2,969	47,949
Lexington Realty Trust	5,475	56,119
Macerich	1,400	44,226
Mack-Cali Realty	1,881	40,742
Mid-America Apartment Communities	1,218	158,352

Schedule of investments

Delaware Strategic Allocation Fund

	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Real Estate (continued)
National Retail Properties	2,025	$114,210
Omega Healthcare Investors	1,675	69,998
Pebblebrook Hotel Trust	4,590	127,694
Physicians Realty Trust	2,858	50,729
Prologis	10,951	933,244
PS Business Parks	725	131,914
Public Storage	819	200,876
Regency Centers	945	65,668
Retail Value	432	16,001
RLJ Lodging Trust	2,825	47,997
RPT Realty	8,450	114,497
Sabra Health Care REIT	200	4,592
Simon Property Group	2,191	341,029
SITE Centers	4,037	60,999
SL Green Realty	1,875	153,281
Spirit MTA REIT	677	5,714
Spirit Realty Capital	1,405	67,243
Tanger Factory Outlet Centers	2,750	42,570
Taubman Centers	675	27,560
UDR	4,200	203,616
Urban Edge Properties	1,175	23,253
Ventas	3,900	284,817
Vornado Realty Trust	2,650	168,725
Welltower	1,375	124,644

		8,254,175

Utilities – 0.52%
Edison International	9,500	716,490
NorthWestern	1,535	115,202
PPL	9,032	284,418
South Jersey Industries	2,977	97,973
Spire	1,259	109,835

		1,323,918

Total US Markets (cost $40,147,738)		63,559,792

Developed Markets – 21.78%§
Communication Services – 1.06%
Nippon Telegraph & Telephone	11,130	530,740
NTT DOCOMO	19,300	491,403
Publicis Groupe	6,500	319,661
Telefonica	68,500	522,706
Telenet Group Holding †	8,580	404,932

	Number of shares	Value (US $)
Common Stock (continued)
Developed Markets§ (continued)
Communication Services (continued)
Toho	9,900	$433,540

		2,702,982

Consumer Discretionary – 2.09%
Bandai Namco Holdings	7,700	479,269
Cie Generale des Etablissements Michelin	3,750	418,541
Honda Motor	22,500	582,347
Industria de Diseno Textil	15,500	479,796
LVMH Moet Hennessy Louis Vuitton	600	238,470
Persimmon	13,300	354,860
Sodexo	3,990	447,937
Sony	8,000	469,605
Stanley Electric	16,600	438,470
Swatch Group	1,500	398,126
Toyota Motor	15,488	1,033,632

		5,341,053

Consumer Staples – 3.04%
Asahi Group Holdings	8,600	425,526
Beiersdorf	3,800	448,144
British American Tobacco	13,710	506,978
Chocoladefabriken Lindt & Spruengli	65	479,986
Coles Group	44,220	459,633
Danone	6,870	605,177
Essity Class B	16,000	466,962
Koninklijke Ahold Delhaize	15,300	382,803
L’Oreal	2,770	775,623
Matsumotokiyoshi Holdings	7,000	256,046
Nestle	11,260	1,221,615
Sundrug	11,800	371,052
Suntory Beverage & Food	10,900	465,739
Tate & Lyle	32,230	291,665
WH Group 144A #	300,000	268,701
Wm Morrison Supermarkets	130,000	320,162

		7,745,812

Energy – 1.07%
BP	111,180	705,106
Galp Energia	21,400	322,467
Royal Dutch Shell Class A	24,370	714,345
Royal Dutch Shell Class B	21,860	643,996
TOTAL	6,700	349,688

		2,735,602

Schedule of investments

Delaware Strategic Allocation Fund

	Number of shares	Value (US $)
Common Stock (continued)
Developed Markets§ (continued)
Financials – 4.29%
AIA Group	96,000	$907,001
Allianz	3,500	815,800
Australia & New Zealand Banking Group	33,520	645,246
Aviva	75,000	368,219
Banco Bilbao Vizcaya Argentaria	100,000	521,051
Banco Espirito Santo Class R =†	370,000	0
Bank Leumi Le-Israel	63,000	448,549
Credit Suisse Group †	41,000	502,615
Dai-ichi Life Holdings	27,700	417,325
Daiwa Securities Group	80,800	359,742
DBS Group Holdings	29,600	535,398
Erste Group Bank †	13,150	434,858
HSBC Holdings	105,900	813,288
Investec	59,000	303,739
Mitsubishi UFJ Financial Group	124,554	631,726
Nordea Bank	68,960	489,036
QBE Insurance Group	46,000	389,959
Standard Chartered	52,000	437,454
Swiss Life Holding	1,070	511,494
UBS Group †	42,720	484,963
UniCredit	35,900	423,378
United Overseas Bank	26,400	490,123

		10,930,964

Healthcare – 3.09%
Alfresa Holdings	20,000	446,335
Astellas Pharma	35,900	510,818
BeiGene ADR †	400	48,984
Daiichi Sankyo	7,500	471,954
GlaxoSmithKline	28,520	611,775
Koninklijke Philips	13,450	623,043
Kyowa Kirin	23,600	457,922
Novartis	13,820	1,198,320
Novo Nordisk Class B	13,790	708,932
Roche Holding	4,540	1,321,219
Sanofi	9,110	844,599
Smith & Nephew	11,000	264,956
Sumitomo Dainippon Pharma	22,200	364,439

		7,873,296

	Number of shares	Value (US $)
Common Stock (continued)
Developed Markets§ (continued)
Industrials – 3.19%
AGC	13,900	$430,659
Brenntag	8,900	430,705
Deutsche Lufthansa	24,340	386,798
East Japan Railway	5,966	568,874
Intertek Group	6,500	437,806
ITOCHU	22,786	470,156
Japan Airlines	10,400	308,946
Leonardo	32,000	376,338
Meggitt	64,076	500,283
Safran	2,200	346,375
Schneider Electric	2,800	245,675
Siemens	6,500	696,069
Techtronic Industries	61,500	428,037
Teleperformance	2,100	455,261
Vestas Wind Systems	3,000	232,907
Vinci	6,380	687,183
Volvo Class B	29,310	411,630
West Japan Railway	5,000	422,243
Wolters Kluwer	4,200	306,620

		8,142,565

Information Technology – 1.37%
ASML Holding (New York Shares)	3,200	792,612
Capgemini	4,500	530,206
FUJIFILM Holdings	5,900	258,645
InterXion Holding †	900	73,314
Nice †	3,100	446,799
Omron	8,300	453,669
Tokyo Electron	2,900	551,570
Venture	34,400	381,047

		3,487,862

Materials – 1.42%
BlueScope Steel	55,800	452,323
Covestro 144A #	9,900	489,889
CRH	15,000	516,473
Rio Tinto	13,530	700,201
Shin-Etsu Chemical	5,400	577,332
South32	235,000	415,567
UPM-Kymmene	15,940	471,178

		3,622,963

Real Estate – 0.67%
Daito Trust Construction	3,400	434,257

Schedule of investments

Delaware Strategic Allocation Fund

	Number of shares	Value (US $)
Common Stock (continued)
Developed Markets§ (continued)
Real Estate (continued)
Grand City Properties	14,660	$329,800
Klepierre	13,100	444,913
Mirvac Group	240,000	495,683

		1,704,653

Utilities – 0.49%
AusNet Services	345,000	422,637
Centrica	370,000	335,468
Tokyo Gas	19,200	483,796

		1,241,901

Total Developed Markets (cost $49,826,697)		55,529,653

Emerging Markets – 7.85%@
Communication Services – 1.70%
America Movil Class L ADR	7,132	105,982
Baidu ADR †	2,422	248,885
China Mobile	39,715	328,606
China Mobile ADR	3,222	133,391
Grupo Televisa ADR	18,488	180,813
LG Uplus	9,781	111,617
Mail.Ru Group GDR †	3,427	71,830
Mobile TeleSystems PJSC ADR	7,784	63,050
NAVER	592	77,703
SINA †	8,390	328,804
SK Telecom ADR	42,555	944,721
Sohu.com ADR †	9,774	99,304
Telefonica Brasil ADR	10,600	139,602
Tencent Holdings	24,900	1,049,030
Tencent Music Entertainment Group ADR †	7	89
TIM Participacoes ADR	9,082	130,418
Turkcell Iletisim Hizmetleri ADR	14,390	83,174
Weibo ADR †	1,972	88,247
Yandex Class A †	4,152	145,362

		4,330,628

Consumer Discretionary – 1.01%
Alibaba Group Holding ADR †	6,138	1,026,458
Arcos Dorados Holdings Class A	20,153	135,428
Astra International	351,200	163,291
B2W Cia Digital †	56,683	653,329
B2W Cia Digital ADR †	7,940	91,517
Ctrip.com International ADR †	3,331	97,565
JD.com ADR †	11,936	336,715

	Number of shares	Value (US $)
Common Stock (continued)
Emerging Markets @ (continued)
Consumer Discretionary (continued)
LG Electronics	1,200	$67,617

		2,571,920

Consumer Staples – 0.91%
Atacadao	18,077	92,192
BRF ADR †	28,163	257,973
China Mengniu Dairy †	76,000	284,599
Cia Brasileira de Distribuicao ADR	5,044	96,996
Cia Cervecerias Unidas ADR	3,979	88,294
Coca-Cola Femsa ADR	5,821	352,869
Fomento Economico Mexicano ADR	1,838	168,324
Lotte Chilsung Beverage	770	89,157
Lotte Confectionery	317	38,957
Tingyi Cayman Islands Holding	161,724	227,801
Tsingtao Brewery Class H	50,000	301,747
Uni-President China Holdings	183,600	198,178
X5 Retail Group GDR	3,696	129,286

		2,326,373

Energy – 1.32%
China Petroleum & Chemical Class H	276,200	164,218
CNOOC ADR	1,297	197,468
Gazprom PJSC ADR	56,767	391,919
LUKOIL PJSC ADR	2,508	207,487
PetroChina ADR	1,373	69,762
Petroleo Brasileiro ADR	19,735	285,565
Reliance Industries GDR 144A #	45,543	1,698,754
Rosneft Oil PJSC GDR	53,962	346,220

		3,361,393

Financials – 0.80%
Akbank T.A.S. †	147,761	212,470
Banco Bradesco ADR	30,725	250,101
Banco Santander Brasil ADR	12,715	138,466
Banco Santander Mexico ADR	33,819	213,060
Grupo Financiero Banorte	16,520	89,038
Industrial & Commercial Bank of China Class H	190,000	127,269
Itau Unibanco Holding ADR	29,636	249,239
Ping An Insurance Group Co. of China Class H	35,000	402,127
Samsung Life Insurance	2,218	131,839
Sberbank of Russia PJSC	68,513	240,553

		2,054,162

Healthcare – 0.10%
Dr Reddy’s Laboratories	4,481	170,862

Schedule of investments

Delaware Strategic Allocation Fund

	Number of shares	Value (US $)
Common Stock (continued)
Emerging Markets @ (continued)
Healthcare (continued)
Genscript Biotech †	40,000	$76,655

		247,517

Industrials – 0.02%
Lotte	1,443	43,731

		43,731

Information Technology – 1.67%
Hon Hai Precision Industry	150,582	355,316
MediaTek	41,000	487,806
Samsung Electronics	31,501	1,291,748
SK Hynix	13,902	955,352
Taiwan Semiconductor Manufacturing	123,069	1,093,042
WNS Holdings ADR †	1,199	70,441

		4,253,705

Materials – 0.26%
Cemex ADR	13,862	54,339
Cia de Minas Buenaventura ADR	12,628	191,693
Impala Platinum Holdings †	5,901	37,124
Sociedad Quimica y Minera de Chile ADR	3,027	84,120
Tata Chemicals	13,145	109,241
Vale ADR †	16,001	184,012

		660,529

Real Estate – 0.03%
Etalon Group GDR 144A #	20,100	38,190
IRSA Inversiones y Representaciones ADR †	4,584	24,112
IRSA Propiedades Comerciales ADR	146	1,847
UEM Sunrise †	127,619	20,269

		84,418

Utilities – 0.03%
Kunlun Energy	86,000	74,065

		74,065

Total Emerging Markets (cost $15,960,955)		20,008,441

Total Common Stock (cost $105,935,390)		139,097,886

Exchange-Traded Funds – 3.65%
iShares MSCI EAFE ETF	6,000	391,260
iShares Russell 1000 Growth ETF	41,530	6,629,434
Vanguard FTSE Developed Markets ETF	20,100	825,708
Vanguard Mega Cap Growth ETF	4,960	657,993

	Number of shares	Value (US $)
Exchange-Traded Funds (continued)
Vanguard Russell 1000 Growth ETF	4,930	$809,309

Total Exchange-Traded Funds (cost $7,081,934)		9,313,704

Limited Partnership – 0.03%
Brookfield Property Partners	3,983	80,855

Total Limited Partnership (cost $79,668)		80,855

	Principal amount°
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust Series 2003-T4 2A5 4.675% 9/26/33 ●	33,535	37,717
Fannie Mae REMIC Trust Series 2002-W11 AV1 2.568% (LIBOR01M + 0.34%, Floor 0.17%) 11/25/32 ●	1,878	1,839

Total Agency Asset-Backed Securities (cost $35,142)		39,556

Agency Collateralized Mortgage Obligations – 3.68%
Fannie Mae Interest Strip
Series 417 C24 3.50% 12/25/42 S	188,846	23,499
Series 419 C3 3.00% 11/25/43 S	55,548	8,196
Fannie Mae REMICs
Series 2008-15 SB 4.582% (6.60% minus LIBOR01M, Cap 6.60%) 8/25/36 S●	28,738	5,329
Series 2012-99 AI 3.50% 5/25/39 S	322,669	13,743
Series 2012-118 AI 3.50% 11/25/37 S	682,628	44,737
Series 2012-121 ID 3.00% 11/25/27 S	164,111	11,930
Series 2012-125 MI 3.50% 11/25/42 S	353,376	43,864
Series 2012-126 PI 3.50% 7/25/42 S	191,797	18,328
Series 2012-137 WI 3.50% 12/25/32 S	87,452	10,401
Series 2013-4 PL 2.00% 2/25/43	26,000	23,287
Series 2013-44 DI 3.00% 5/25/33 S	600,898	66,580
Series 2013-64 KI 3.00% 2/25/33 S	1,100,687	130,982
Series 2013-71 ZA 3.50% 7/25/43	105,751	115,112
Series 2013-92 SA 3.932% (5.95% minus LIBOR01M, Cap 5.95%) 9/25/43 S●	53,146	10,257
Series 2015-43 PZ 3.50% 6/25/45	11,635	12,141
Series 2015-71 PI 4.00% 3/25/43 S	958,544	80,003
Series 2015-89 EZ 3.00% 12/25/45	96,467	96,373
Series 2016-2 HI 3.00% 12/25/41 S	313,402	28,528
Series 2016-17 BI 4.00% 2/25/43 S	1,584,635	139,798
Series 2016-24 LI 3.00% 6/25/42 S	149,231	10,062
Series 2016-54 PI 3.00% 2/25/44 S	329,879	23,714

Schedule of investments

Delaware Strategic Allocation Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2016-60 LI 3.00% 9/25/46 S	146,664	$16,083
Series 2016-61 ML 3.00% 9/25/46	21,000	21,564
Series 2016-62 SA 3.982% (6.00% minus LIBOR01M, Cap 6.00%) 9/25/46 S●	295,065	70,201
Series 2016-72 AZ 3.00% 10/25/46	432,150	427,873
Series 2016-80 JZ 3.00% 11/25/46	52,384	55,147
Series 2016-83 PI 3.50% 7/25/45 S	68,172	7,749
Series 2016-90 CI 3.00% 2/25/45 S	1,829,161	169,582
Series 2016-99 DI 3.50% 1/25/46 S	73,897	7,297
Series 2016-99 TI 3.50% 3/25/36 S	165,558	13,144
Series 2016-101 ZP 3.50% 1/25/47	36,329	39,351
Series 2016-105 SA 3.982% (6.00% minus LIBOR01M, Cap 6.00%) 1/25/47 S●	63,602	11,342
Series 2017-6 NI 3.50% 3/25/46 S	224,944	18,531
Series 2017-16 SM 4.032% (6.05% minus LIBOR01M, Cap 6.05%) 3/25/47 S●	234,671	44,620
Series 2017-25 BL 3.00% 4/25/47	6,000	6,065
Series 2017-40 GZ 3.50% 5/25/47	15,234	16,718
Series 2017-46 BI 3.00% 4/25/47 S	127,031	14,368
Series 2017-67 BZ 3.00% 9/25/47	6,386	6,648
Series 2017-94 CZ 3.50% 11/25/47	13,901	14,565
Series 2017-99 DZ 3.50% 12/25/47	31,985	33,282
Series 2017-111 GZ 3.00% 1/25/48	10,538	10,767
Series 2018-15 GZ 3.00% 3/25/48	46,138	45,778
Freddie Mac REMICs
Series 4015 MY 3.50% 3/15/42	30,000	32,208
Series 4050 EI 4.00% 2/15/39 S	130,985	5,556
Series 4184 GS 4.093% (6.12% minus LIBOR01M, Cap 6.12%) 3/15/43 S●	151,685	30,688
Series 4197 LZ 4.00% 4/15/43	38,762	43,465
Series 4210 Z 3.00% 5/15/43	71,034	71,822
Series 4223 HI 3.00% 4/15/30 S	623,827	21,599
Series 4342 CI 3.00% 11/15/33 S	87,810	7,659
Series 4366 DI 3.50% 5/15/33 S	373,378	26,932
Series 4433 DI 3.00% 8/15/32 S	1,330,191	70,994
Series 4487 ZC 3.50% 6/15/45	859,871	1,017,048
Series 4518 CI 3.50% 6/15/42 S	763,026	49,250
Series 4527 CI 3.50% 2/15/44 S	110,139	11,713
Series 4531 PZ 3.50% 11/15/45	177,221	190,322
Series 4567 LI 4.00% 8/15/45 S	1,678,259	243,658
Series 4618 SA 3.973% (6.00% minus LIBOR01M, Cap 6.00%) 9/15/46 S●	150,477	36,282
Series 4623 WI 4.00% 8/15/44 S	318,057	43,226

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4625 PZ 3.00% 6/15/46	1,091	$1,124
Series 4629 KB 3.00% 11/15/46	390,000	405,506
Series 4643 QI 3.50% 9/15/45 S	567,887	59,084
Series 4648 MZ 3.00% 6/15/46	1,083	1,105
Series 4648 SA 3.973% (6.00% minus LIBOR01M, Cap 6.00%) 1/15/47 S●	3,956,030	765,150
Series 4656 HI 3.50% 5/15/42 S	146,876	5,503
Series 4657 JZ 3.50% 2/15/47	5,472	5,914
Series 4663 JI 3.50% 3/15/43 S	65,568	4,141
Series 4710 CI 3.50% 12/15/43 S	132,709	9,501
Series 4721 HI 3.50% 9/15/42 S	120,974	8,509
Series 4761 Z 3.50% 12/15/47	26,499	27,988
Freddie Mac Strips
Series 290 IO 3.50% 11/15/32 S	82,386	9,181
Series 303 C17 3.50% 1/15/43 S	218,532	32,369
Series 319 S2 3.973% (6.00% minus LIBOR01M, Cap 6.00%) 11/15/43 S●	48,777	8,224
GNMA
Series 2012-108 KI 4.00% 8/16/42 S	75,739	12,412
Series 2013-113 LY 3.00% 5/20/43	450,000	470,713
Series 2014-12 ZB 3.00% 1/16/44	21,331	21,963
Series 2015-36 PI 3.50% 8/16/41 S	219,557	15,801
Series 2015-74 CI 3.00% 10/16/39 S	96,753	7,492
Series 2015-82 EZ 3.50% 6/20/45	104,412	111,509
Series 2015-82 GI 3.50% 12/20/38 S	165,841	5,881
Series 2015-142 AI 4.00% 2/20/44 S	66,601	5,032
Series 2016-46 DZ 3.00% 4/20/46	40,988	40,654
Series 2016-89 QS 4.006% (6.05% minus LIBOR01M, Cap 6.05%) 7/20/46 S●	70,658	14,778
Series 2016-101 QL 3.00% 7/20/46	1,164,000	1,177,864
Series 2016-108 YL 3.00% 8/20/46	1,652,650	1,673,954
Series 2016-126 NS 4.056% (6.10% minus LIBOR01M, Cap 6.10%) 9/20/46 S●	73,743	15,721
Series 2016-146 KS 4.056% (6.10% minus LIBOR01M, Cap 6.10%) 10/20/46 S●	67,223	13,754
Series 2016-149 GI 4.00% 11/20/46 S	238,271	32,312
Series 2016-160 VZ 2.50% 11/20/46	57,959	55,190
Series 2017-10 KZ 3.00% 1/20/47	1,083	1,083
Series 2017-19 AY 3.00% 2/20/47	15,000	16,075
Series 2017-36 ZC 3.00% 3/20/47	65,745	67,704
Series 2017-52 LE 3.00% 1/16/47	188,000	201,735
Series 2017-56 GZ 3.50% 4/20/47	4,353	4,762
Series 2017-56 JZ 3.00% 4/20/47	6,451	6,705

Schedule of investments

Delaware Strategic Allocation Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2017-117 GI 3.00% 3/20/47 S	340,151	$22,835
Series 2017-121 IC 3.00% 12/20/45 S	362,232	18,534
Series 2017-121 IL 3.00% 2/20/42 S	254,070	13,843
Series 2017-134 SD 4.156% (6.20% minus LIBOR01M, Cap 6.20%) 9/20/47 S●	85,144	17,428
Series 2017-144 EI 3.00% 12/20/44 S	71,695	3,714
Series 2018-8 VZ 3.00% 3/20/47	13,666	13,729
Series 2018-13 PZ 3.00% 1/20/48	94,608	94,488
Series 2018-34 TY 3.50% 3/20/48	10,000	10,553

Total Agency Collateralized Mortgage Obligations (cost $9,673,816)		9,381,478

Agency Commercial Mortgage-Backed Securities – 0.51%
FREMF Mortgage Trust
Series 2011-K11 B 144A 4.567% 12/25/48 #●	500,000	511,128
Series 2011-K14 B 144A 5.355% 2/25/47 #●	65,000	67,742
Series 2011-K15 B 144A 5.129% 8/25/44 #●	20,000	20,894
Series 2012-K22 B 144A 3.812% 8/25/45 #●	145,000	150,432
Series 2013-K712 B 144A 3.401% 5/25/45 #●	80,000	79,916
Series 2013-K713 B 144A 3.261% 4/25/46 #●	50,000	50,125
Series 2013-K713 C 144A 3.261% 4/25/46 #●	210,000	210,243
Series 2014-K717 B 144A 3.754% 11/25/47 #●	140,000	143,465
Series 2014-K717 C 144A 3.754% 11/25/47 #●	60,000	61,064

Total Agency Commercial Mortgage-Backed Securities (cost $1,310,724)		1,295,009

Agency Mortgage-Backed Securities – 9.44%
Fannie Mae S.F. 30 yr
3.00% 12/1/46	1,389,453	1,423,533
3.00% 7/1/49	128,103	130,086
3.50% 6/1/49	425,437	437,300
4.50% 2/1/46	477,861	517,686
4.50% 5/1/46	15,000	16,240
4.50% 11/1/47	45,384	49,130
4.50% 4/1/48	81,000	87,694
4.50% 9/1/48	1,752,324	1,871,817
5.00% 7/1/47	1,282,621	1,413,681
5.00% 9/1/48	501,618	537,671
5.50% 5/1/44	3,775,058	4,264,939
5.50% 8/1/48	26,822	29,579
6.00% 10/1/38	765,651	881,336
6.00% 6/1/41	59,792	68,804
6.00% 7/1/41	1,866,784	2,148,592
6.00% 1/1/42	49,200	56,619

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr TBA
3.00% 10/1/49	1,640,000	$1,664,984
3.50% 10/1/49	1,551,000	1,591,290
5.00% 10/1/49	3,588,000	3,843,505
Freddie Mac ARM 2.594% (LIBOR12M + 1.63%, Cap 7.60%, Floor 1.63%) 10/1/46 ●	102,746	104,042
Freddie Mac S.F. 30 yr
4.50% 8/1/48	775,260	829,030
5.50% 6/1/41	851,370	961,395
5.50% 9/1/41	49,554	55,974
6.00% 7/1/40	767,729	883,543
GNMA II S.F. 30 yr
5.50% 5/20/37	18,005	20,224
6.00% 2/20/39	19,450	21,806
6.00% 2/20/40	81,597	92,671
6.00% 4/20/46	25,226	27,865
6.50% 6/20/39	32,488	37,390

Total Agency Mortgage-Backed Securities (cost $23,616,425)		24,068,426

Collateralized Debt Obligations – 0.57%
Apex Credit CLO Series 2017-1A A1 144A 3.753% (LIBOR03M + 1.47%, Floor 1.47%) 4/24/29 #●	255,000	254,951
Galaxy XXI CLO Series 2015-21A AR 144A 3.298% (LIBOR03M + 1.02%) 4/20/31 #●	600,000	594,098
Mariner CLO 5 Series 2018-5A A 144A 3.386% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #●	250,000	248,507
Northwoods Capital XV Series 2017-15A A 144A 3.456% (LIBOR03M + 1.30%) 6/20/29 #●	250,000	250,034
Venture CDO Series 2016-25A A1 144A 3.768% (LIBOR03M + 1.49%) 4/20/29 #●	100,000	99,971

Total Collateralized Debt Obligations (cost $1,455,000)		1,447,561

Corporate Bonds – 17.12%
Banking – 4.04%
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	200,000	209,675
Banco Santander
2.706% 6/27/24	200,000	202,352
3.306% 6/27/29	200,000	206,936

Schedule of investments

Delaware Strategic Allocation Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Banco Santander Mexico 144A 4.125% 11/9/22 #	150,000	$155,814
Bank of America
3.194% 7/23/30 µ	110,000	113,655
3.458% 3/15/25 µ	110,000	114,835
5.625% 7/1/20	390,000	400,501
Bank of Montreal 3.30% 2/5/24	125,000	130,171
BB&T 2.50% 8/1/24	21,000	21,183
BBVA USA 3.875% 4/10/25	250,000	260,533
Branch Banking & Trust
2.25% 6/1/20	780,000	780,994
2.636% 9/17/29 µ	47,000	46,729
Citigroup 3.224% (LIBOR03M + 1.10%) 5/17/24 ●	55,000	55,509
Citizens Bank 3.70% 3/29/23	250,000	262,271
Citizens Financial Group
2.85% 7/27/26	345,000	348,786
4.30% 12/3/25	160,000	171,236
Credit Suisse Group
144A 3.869% 1/12/29 #µ	315,000	332,053
144A 6.25%#µy	200,000	212,064
Fifth Third Bancorp 3.65% 1/25/24	55,000	58,019
Fifth Third Bank 3.85% 3/15/26	200,000	213,444
Goldman Sachs Group 6.00% 6/15/20	570,000	585,183
Huntington Bancshares 2.30% 1/14/22	115,000	115,664
Huntington National Bank 3.125% 4/1/22	305,000	312,436
JPMorgan Chase & Co.
2.739% 10/15/30 µ	75,000	74,640
3.702% 5/6/30 µ	565,000	606,566
5.00%µy	120,000	123,450
KeyBank 3.40% 5/20/26	500,000	521,687
Manufacturers & Traders Trust 2.50% 5/18/22	250,000	252,425
Morgan Stanley
2.75% 5/19/22	200,000	202,949
3.407% (LIBOR03M + 1.22%) 5/8/24 ●	650,000	659,366
5.00% 11/24/25	30,000	33,640
PNC Bank 2.70% 11/1/22	250,000	253,718
PNC Financial Services Group 2.60% 7/23/26	115,000	116,540
Regions Financial
2.75% 8/14/22	80,000	81,256
3.80% 8/14/23	80,000	84,446
Santander UK 144A 5.00% 11/7/23 #	90,000	95,711

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
State Street
3.10% 5/15/23	65,000	$67,316
3.30% 12/16/24	260,000	273,026
SunTrust Banks
2.45% 8/1/22	85,000	85,947
2.70% 1/27/22	105,000	106,211
3.00% 2/2/23	70,000	71,793
3.30% 5/15/26	200,000	207,732
4.00% 5/1/25	125,000	135,230
US Bancorp
3.00% 7/30/29	30,000	30,989
3.10% 4/27/26	330,000	343,064
3.15% 4/27/27	30,000	31,790
USB Capital IX 3.50% (LIBOR03M + 1.02%)y●	380,000	324,528
Woori Bank 144A 4.75% 4/30/24 #	200,000	214,878

		10,308,941

Basic Industry – 1.14%
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	200,000	207,504
Braskem Finance 6.45% 2/3/24	200,000	221,250
Cydsa 144A 6.25% 10/4/27 #	200,000	204,752
Dow Chemical 144A 4.80% 11/30/28 #	25,000	28,271
DuPont de Nemours 4.205% 11/15/23	115,000	123,386
FMC 3.45% 10/1/29	75,000	76,080
Georgia-Pacific 8.00% 1/15/24	355,000	437,326
LYB International Finance III 4.20% 10/15/49	65,000	64,619
Methanex 5.25% 12/15/29	60,000	60,372
Newmont Goldcorp 2.80% 10/1/29	140,000	138,475
OCP 144A 4.50% 10/22/25 #	200,000	210,750
Orbia Advance 144A 5.50% 1/15/48 #	200,000	202,002
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	200,000	197,274
RPM International 4.55% 3/1/29	130,000	141,263
Sherwin-Williams 2.95% 8/15/29	330,000	331,492
Syngenta Finance 144A 3.933% 4/23/21 #	225,000	229,180
Westlake Chemical 4.375% 11/15/47	15,000	14,778

		2,888,774

Capital Goods – 0.76%
3M
2.00% 2/14/25	90,000	89,516
2.375% 8/26/29	45,000	44,711
3.25% 8/26/49	195,000	196,284
Amphenol 2.80% 2/15/30	265,000	258,340

Schedule of investments

Delaware Strategic Allocation Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
General Electric
2.10% 12/11/19	25,000	$24,981
2.70% 10/9/22	40,000	40,118
5.55% 5/4/20	115,000	116,667
L3Harris Technologies 144A 4.40% 6/15/28 #	255,000	286,376
Northrop Grumman 2.55% 10/15/22	120,000	121,714
Parker-Hannifin 3.25% 6/14/29	175,000	182,706
Roper Technologies
2.35% 9/15/24	60,000	60,087
2.95% 9/15/29	65,000	65,311
United Technologies 3.65% 8/16/23	430,000	455,131

		1,941,942

Communications – 2.11%
AT&T
4.30% 2/15/30	60,000	66,091
4.35% 3/1/29	160,000	176,970
Charter Communications Operating
4.50% 2/1/24	145,000	155,891
5.05% 3/30/29	250,000	279,986
Comcast 3.70% 4/15/24	550,000	586,796
Discovery Communications
4.125% 5/15/29	35,000	36,902
5.20% 9/20/47	105,000	114,796
Fox
144A 4.03% 1/25/24 #	295,000	314,032
144A 4.709% 1/25/29 #	45,000	51,406
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	200,000	199,948
Sprint Spectrum 144A 4.738% 3/20/25 #	220,000	234,412
Telefonica Emisiones 5.134% 4/27/20	1,430,000	1,453,039
Time Warner Entertainment 8.375% 3/15/23	575,000	681,208
Verizon Communications 4.50% 8/10/33	540,000	628,914
Viacom 4.375% 3/15/43	250,000	258,152
Walt Disney
1.75% 8/30/24	70,000	69,367
2.00% 9/1/29	75,000	73,134

		5,381,044

Consumer Cyclical – 0.58%
Dollar Tree 3.70% 5/15/23	240,000	249,080
General Motors Financial
3.45% 4/10/22	440,000	447,537
5.25% 3/1/26	20,000	21,731
Marriott International 4.15% 12/1/23	390,000	415,428

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Royal Caribbean Cruises 3.70% 3/15/28	245,000	$251,369
Scientific Games International 10.00% 12/1/22	60,000	62,625
Toyota Motor 3.669% 7/20/28	25,000	27,710

		1,475,480

Consumer Non-Cyclical – 1.69%
Alcon Finance 144A 3.00% 9/23/29 #	200,000	202,868
Anheuser-Busch InBev Worldwide 4.75% 1/23/29	255,000	297,183
AstraZeneca 3.50% 8/17/23	275,000	287,572
Atento Luxco 1 144A 6.125% 8/10/22 #	20,000	20,325
Becton Dickinson and Co. 3.363% 6/6/24	545,000	568,870
Bristol-Myers Squibb
144A 2.90% 7/26/24 #	330,000	340,742
144A 4.25% 10/26/49 #	45,000	52,480
Bunge Finance 4.35% 3/15/24	345,000	363,673
Cigna
3.193% (LIBOR03M + 0.89%) 7/15/23 ●	260,000	260,723
3.75% 7/15/23	105,000	109,903
4.125% 11/15/25	107,000	115,369
CVS Health
3.70% 3/9/23	570,000	593,645
4.10% 3/25/25	20,000	21,370
Eli Lilly & Co. 3.375% 3/15/29	110,000	119,211
Global Payments
2.65% 2/15/25	120,000	120,658
3.20% 8/15/29	150,000	152,245
Keurig Dr Pepper
3.551% 5/25/21	180,000	184,032
4.417% 5/25/25	100,000	109,305
New York and Presbyterian Hospital 4.063% 8/1/56	140,000	164,169
Takeda Pharmaceutical 144A 4.40% 11/26/23 #	210,000	226,324

		4,310,667

Energy – 1.38%
Continental Resources 3.80% 6/1/24	55,000	56,110
Ecopetrol 5.875% 9/18/23	35,000	39,060
Enbridge Energy Partners
4.375% 10/15/20	75,000	76,581
5.20% 3/15/20	15,000	15,190
Energy Transfer Operating 6.625%µy	215,000	203,502
Eni 144A 4.25% 5/9/29 #	200,000	218,873
Enterprise Products Operating 3.125% 7/31/29	33,000	33,819

Schedule of investments

Delaware Strategic Allocation Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Exxon Mobil
2.019% 8/16/24	85,000	$85,669
2.275% 8/16/26	35,000	35,300
Husky Energy 4.40% 4/15/29	110,000	115,942
Marathon Oil
2.80% 11/1/22	160,000	161,053
4.40% 7/15/27	65,000	69,411
MPLX
4.00% 3/15/28	35,000	36,526
4.80% 2/15/29	30,000	33,178
4.875% 12/1/24	325,000	357,020
Noble Energy
3.25% 10/15/29	75,000	74,404
3.90% 11/15/24	295,000	309,485
Occidental Petroleum
2.90% 8/15/24	105,000	105,915
3.50% 8/15/29	55,000	55,889
ONEOK 7.50% 9/1/23	330,000	386,354
Petrobras Global Finance 144A 5.093% 1/15/30 #	41,551	43,395
Sabine Pass Liquefaction
5.625% 3/1/25	180,000	202,405
5.75% 5/15/24	334,000	372,534
Schlumberger Holdings
144A 3.75% 5/1/24 #	95,000	100,123
144A 4.30% 5/1/29 #	205,000	224,794
Tecpetrol 144A 4.875% 12/12/22 #	40,000	37,850
Transcanada Trust 5.50% 9/15/79 µ	70,000	72,347

		3,522,729

Financials – 0.71%
AerCap Ireland Capital 3.65% 7/21/27	200,000	203,954
Air Lease 3.00% 9/15/23	190,000	193,062
Aviation Capital Group
144A 4.375% 1/30/24 #	40,000	42,153
144A 4.875% 10/1/25 #	55,000	59,650
144A 6.75% 4/6/21 #	60,000	63,597
Avolon Holdings Funding
144A 3.95% 7/1/24 #	280,000	287,546
144A 4.375% 5/1/26 #	100,000	103,515
Charles Schwab
3.20% 1/25/28	50,000	52,466
3.25% 5/21/21	85,000	86,774
3.85% 5/21/25	90,000	97,067

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Financials (continued)
E*TRADE Financial 3.80% 8/24/27	135,000	$140,994
International Lease Finance 8.625% 1/15/22	150,000	170,305
Jefferies Group
4.15% 1/23/30	75,000	75,005
6.45% 6/8/27	80,000	92,794
6.50% 1/20/43	65,000	75,072
Lazard Group 3.75% 2/13/25	70,000	73,221

		1,817,175

Insurance – 0.83%
AXA Equitable Holdings 3.90% 4/20/23	140,000	146,487
Berkshire Hathaway Finance 2.90% 10/15/20	220,000	222,506
Liberty Mutual Group 144A 4.569% 2/1/29 #	25,000	27,925
Marsh & McLennan 4.375% 3/15/29	310,000	351,045
MetLife
5.25%µy	60,000	60,787
6.40% 12/15/36	110,000	130,625
144A 9.25% 4/8/38 #	400,000	581,638
Prudential Financial
3.70% 3/13/51	135,000	139,917
5.375% 5/15/45 µ	130,000	137,998
UnitedHealth Group
2.375% 8/15/24	200,000	201,421
3.70% 12/15/25	40,000	43,034
Voya Financial 4.70% 1/23/48 µ	73,000	68,545

		2,111,928

Real Estate – 0.66%
American Tower Trust #1 144A 3.07% 3/15/23 #	240,000	244,068
Corporate Office Properties
3.60% 5/15/23	135,000	137,602
5.25% 2/15/24	170,000	183,239
Crown Castle International
4.30% 2/15/29	30,000	33,158
5.25% 1/15/23	330,000	360,281
CubeSmart 3.125% 9/1/26	115,000	115,992
Digital Realty Trust 3.60% 7/1/29	185,000	192,786
Host Hotels & Resorts 4.50% 2/1/26	60,000	64,981
LifeStorage 3.50% 7/1/26	130,000	133,600
WEA Finance 144A 3.50% 6/15/29 #	80,000	82,516
WP Carey 4.60% 4/1/24	125,000	133,751

		1,681,974

Schedule of investments

Delaware Strategic Allocation Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology – 0.96%
Apple 2.20% 9/11/29	275,000	$270,356
Broadcom 3.50% 1/15/28	160,000	156,252
International Business Machines
3.00% 5/15/24	165,000	170,854
3.30% 5/15/26	150,000	158,425
Marvell Technology Group 4.875% 6/22/28	220,000	244,592
Microchip Technology
3.922% 6/1/21	65,000	66,414
4.333% 6/1/23	185,000	194,422
Micron Technology
4.185% 2/15/27	110,000	113,323
4.663% 2/15/30	90,000	93,926
NXP
144A 4.30% 6/18/29 #	55,000	58,942
144A 4.875% 3/1/24 #	370,000	401,638
Tencent Holdings 144A 3.28% 4/11/24 #	500,000	514,188

		2,443,332

Transportation – 0.07%
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ♦	54,478	57,953
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ♦	119,908	126,563

		184,516

Utilities – 2.19%
American Transmission Systems 144A 5.25% 1/15/22 #	40,000	42,633
Atlantic City Electric 4.00% 10/15/28	75,000	84,278
Ausgrid Finance 144A 3.85% 5/1/23 #	43,000	44,847
Avangrid 3.15% 12/1/24	170,000	175,375
Boston Gas 144A 3.001% 8/1/29 #	30,000	30,947
CenterPoint Energy 3.85% 2/1/24	330,000	348,458
Cleveland Electric Illuminating 5.50% 8/15/24	120,000	137,392
ComEd Financing III 6.35% 3/15/33	155,000	168,175
Consumers Energy 4.35% 4/15/49	50,000	61,478
DPL 144A 4.35% 4/15/29 #	215,000	212,664
Duke Energy 4.875%µy	130,000	133,201
Duke Energy Indiana 3.25% 10/1/49	65,000	64,990
Emera 6.75% 6/15/76 µ	180,000	197,824
Entergy Arkansas 4.20% 4/1/49	190,000	220,419
Entergy Louisiana
4.00% 3/15/33	90,000	102,856
4.05% 9/1/23	25,000	26,753
4.95% 1/15/45	15,000	16,232

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
Evergy
2.90% 9/15/29	130,000	$129,273
4.85% 6/1/21	60,000	62,122
Exelon 3.95% 6/15/25	35,000	37,562
Kansas City Power & Light 3.65% 8/15/25	270,000	289,116
LG&E & KU Energy 4.375% 10/1/21	650,000	671,398
National Rural Utilities Cooperative Finance
4.75% 4/30/43 µ	210,000	214,291
5.25% 4/20/46 µ	100,000	106,762
Nevada Power 2.75% 4/15/20	150,000	150,649
New York State Electric & Gas 144A 3.25% 12/1/26 #	60,000	62,433
NextEra Energy Capital Holdings
3.15% 4/1/24	90,000	93,035
5.65% 5/1/79 µ	30,000	32,620
NiSource 5.65%µy	120,000	120,686
NV Energy 6.25% 11/15/20	100,000	104,465
PacifiCorp 3.50% 6/15/29	255,000	278,312
Pennsylvania Electric 5.20% 4/1/20	15,000	15,221
Perusahaan Listrik Negara 144A 4.125% 5/15/27 #	200,000	211,614
Southern California Edison
4.20% 3/1/29	430,000	480,177
4.875% 3/1/49	30,000	35,978
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	80,000	85,114
Vistra Operations
144A 3.55% 7/15/24 #	120,000	120,939
144A 4.30% 7/15/29 #	215,000	220,902

		5,591,191

Total Corporate Bonds (cost $42,468,436)		43,659,693

Loan Agreements – 0.95%
American Airlines Tranche B 1st Lien 4.028% (LIBOR01M + 2.00%) 12/14/23 ●	296,970	297,132
CityCenter Holdings Tranche B 1st Lien 4.294% (LIBOR01M + 2.25%) 4/18/24 ●	343,844	345,072
DaVita Tranche B 1st Lien 4.294% (LIBOR01M + 2.25%) 8/12/26	50,000	50,337
Flying Fortress Holdings Tranche B 1st Lien 3.854% (LIBOR03M + 1.75%) 10/30/22 ●	352,000	353,477
HCA Tranche B11 1st Lien 3.794% (LIBOR01M + 1.75%) 3/17/23 ●	402,754	404,488
Lamar Media Tranche B 1st Lien 3.813% (LIBOR01M + 1.75%) 3/16/25 ●	172,375	173,345

Schedule of investments

Delaware Strategic Allocation Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Sprint Communications Tranche B 1st Lien 4.563% (LIBOR01M + 2.50%) 2/3/24 ●	414,375	$411,889
SS&C European Holdings Tranche B4 1st Lien 4.294% (LIBOR01M + 2.25%) 4/16/25 ●	45,576	45,823
SS&C Technologies Tranche B3 1st Lien 4.294% (LIBOR01M + 2.25%) 4/16/25 ●	69,000	69,374
WR Grace & Co. Tranche B1 1st Lien 3.854% (LIBOR03M + 1.75%) 4/3/25 ●	100,303	100,867
WR Grace & Co. Tranche B2 1st Lien 3.854% (LIBOR03M + 1.75%) 4/3/25 ●	171,947	172,914

Total Loan Agreement (cost $2,429,133)		2,424,718

Municipal Bonds – 0.42%
Bay Area, California Toll Authority (Build America Bonds) Series S3 6.907% 10/1/50	185,000	312,896
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	130,000	215,345
New Jersey Turnpike Authority (Build America Bonds) Series A 7.102% 1/1/41	105,000	164,897
Oregon State Taxable Pension 5.892% 6/1/27	200,000	243,426
South Carolina Public Service Authority Series D 4.77% 12/1/45	60,000	76,330
Texas Water Development Board (State Water Implementation) 5.00% 10/15/46	45,000	53,491

Total Municipal Bonds (cost $950,288)		1,066,385

Non-Agency Asset-Backed Securities – 1.76%
American Express Credit Account Master Trust
Series 2017-2 A 2.478% (LIBOR01M + 0.45%) 9/16/24 ●	335,000	335,785
Series 2017-5 A 2.408% (LIBOR01M + 0.38%) 2/18/25 ●	1,215,000	1,217,320
Series 2018-9 A 2.408% (LIBOR01M + 0.38%) 4/15/26 ●	150,000	149,925
Chase Issuance Trust Series 2017-A1 A 2.328% (LIBOR01M + 0.30%) 1/15/22 ●	100,000	100,055
Citibank Credit Card Issuance Trust Series 2017-A8 A8 1.86% 8/8/22	200,000	199,795

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Discover Card Execution Note Trust Series 2018-A3 A3 2.258% (LIBOR01M + 0.23%, Floor 0.23%) 12/15/23 ●	90,000	$89,924
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	495,000	497,465
Mercedes-Benz Master Owner Trust Series 2018-BA A 144A 2.368% (LIBOR01M + 0.34%) 5/15/23 #●	200,000	200,030
Navistar Financial Dealer Note Master Owner Trust II Series 2018-1 A 144A 2.648% (LIBOR01M + 0.63%, Floor 0.63%) 9/25/23 #●	75,000	75,092
Nissan Master Owner Trust Receivables Series 2017-B A 2.458% (LIBOR01M + 0.43%) 4/18/22 ●	1,000,000	1,001,467
PFS Financing Series 2018-A A 144A 2.428% (LIBOR01M + 0.40%) 2/17/22 #●	100,000	100,018
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	67,576	67,812
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	80,044	80,164
Series 2017-1 A1 144A 2.75% 10/25/56 #●	55,351	55,856
Series 2017-2 A1 144A 2.75% 4/25/57 #●	56,160	56,586
Series 2018-1 A1 144A 3.00% 1/25/58 #●	73,462	74,384
Verizon Owner Trust Series 2016-2A A 144A 1.68% 5/20/21 #	181,079	180,978

Total Non-Agency Asset-Backed Securities (cost $4,480,016)		4,482,656

Non-Agency Collateralized Mortgage Obligations – 0.70%
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	37,746	38,065
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	63,947	69,056
Series 2014-2 B1 144A 3.407% 6/25/29 #●	115,255	117,177
Series 2014-2 B2 144A 3.407% 6/25/29 #●	115,255	116,057
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	200,000	199,759
Series 2015-4 B1 144A 3.625% 6/25/45 #●	180,061	185,790
Series 2015-4 B2 144A 3.625% 6/25/45 #●	180,061	182,751
Series 2015-5 B2 144A 3.338% 5/25/45 #●	187,668	185,765
Series 2015-6 B1 144A 3.601% 10/25/45 #●	177,958	183,304
Series 2015-6 B2 144A 3.601% 10/25/45 #●	177,958	180,731
Series 2018-4 A15 144A 3.50% 10/25/48 #●	48,647	49,126

Schedule of investments

Delaware Strategic Allocation Fund

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #●	47,801	$48,615
Series 2015-1 B2 144A 3.88% 1/25/45 #●	61,965	63,493
Series 2017-4 A1 144A 3.50% 7/25/47 #●	74,653	75,846
Series 2018-5 A4 144A 3.50% 5/25/48 #●	77,190	78,573
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36	3,897	3,853
Series 2006-AR5 2A1 5.187% 4/25/36 ●	9,337	9,371

Total Non-Agency Collateralized Mortgage Obligations (cost $1,719,667)		1,787,332

Non-Agency Commercial Mortgage-Backed Securities – 2.83%
Banc of America Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 ●	340,000	362,932
Benchmark Mortgage Trust
Series 2018-B3 A5 4.025% 4/10/51	40,000	44,750
Series 2019-B9 A5 4.016% 3/15/52	50,000	56,289
Cantor Commercial Real Estate Lending Series 2019-CF2 A5 2.874% 11/15/52	200,000	205,934
CD Mortgage Trust Series 2019-CD8 A4 2.912% 8/15/57	150,000	154,917
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	180,000	191,962
Series 2015-GC27 A5 3.137% 2/10/48	210,000	219,178
Series 2016-P3 A4 3.329% 4/15/49	140,000	148,324
Series 2017-C4 A4 3.471% 10/12/50	180,000	193,627
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	140,000	143,682
Series 2014-CR19 A5 3.796% 8/10/47	100,000	107,031
Series 2014-CR20 AM 3.938% 11/10/47	345,000	366,705
Series 2015-3BP A 144A 3.178% 2/10/35 #	500,000	523,149
Series 2015-CR23 A4 3.497% 5/10/48	175,000	185,885
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	255,000	269,647
Series 2016-C3 A5 2.89% 8/10/49	300,000	310,876
DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.885% 11/10/46 #●	230,000	237,875
GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28 #	100,000	101,535
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.764% 7/10/48	105,000	113,431
Series 2017-GS6 A3 3.433% 5/10/50	500,000	534,986
Series 2019-GC39 A4 3.567% 5/10/52	80,000	87,168
Series 2019-GC42 A4 3.001% 9/1/52	230,000	239,823

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.144% 6/15/49	270,000	$283,470
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.739% 8/12/37 ●	65,000	65,443
Series 2013-LC11 B 3.499% 4/15/46	125,000	128,121
Series 2015-JP1 A5 3.914% 1/15/49	125,000	136,536
Series 2016-JP2 A4 2.822% 8/15/49	170,000	175,445
Series 2016-WIKI A 144A 2.798% 10/5/31 #	70,000	70,677
Series 2016-WIKI B 144A 3.201% 10/5/31 #	115,000	116,389
Series 2019-OSB A 144A 3.397% 6/5/39 #	150,000	161,517
LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 ●	98,289	57,242
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	130,000	138,357
Series 2015-C26 A5 3.531% 10/15/48	185,000	197,511
Series 2016-C29 A4 3.325% 5/15/49	125,000	132,277
Morgan Stanley Capital I Trust Series 2006-HQ10 B 5.448% 11/12/41 ●	277,851	253,085
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	15,000	15,812
Series 2015-NXS3 A4 3.617% 9/15/57	245,000	262,565
Series 2016-BNK1 A3 2.652% 8/15/49	205,000	208,921

Total Non-Agency Commercial Mortgage-Backed Securities (cost $7,147,411)		7,203,074

Sovereign Bonds – 0.60%Δ
Argentina – 0.01%
Argentine Republic Government International Bond 5.625% 1/26/22	90,000	39,151

		39,151

Japan – 0.59%
Japan Bank for International Cooperation 2.702% (LIBOR03M + 0.57%) 2/24/20 ●	1,500,000	1,503,029

		1,503,029

Total Sovereign Bonds (cost $1,601,382)		1,542,180

US Treasury Obligations – 0.74%
US Treasury Floating Rate Note 2.069% 7/31/21	1,500,000	1,498,960
US Treasury Note 1.50% 9/30/24	400,000	399,086

Total US Treasury Obligations (cost $1,898,327)		1,898,046

Schedule of investments

Delaware Strategic Allocation Fund

		Number of shares	Value (US $)
Preferred Stock – 0.58%
Morgan Stanley 5.55%µ		35,000	$35,493
US Bancorp 3.50% (LIBOR03M + 1.02%)●		1,000	844,500
USB Realty 144A 3.45% (LIBOR03M + 1.147%)#●		100,000	85,652
Volkswagen 3.30%	EUR	3,070	522,199

Total Preferred Stock (cost $1,329,055)			1,487,844

Short-Term Investments – 3.89%
Money Market Mutual Funds – 3.89%
BlackRock FedFund - Institutional Shares (seven-day effective yield 1.86%)		1,983,550	1,984,057
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 1.86%)		1,983,550	1,984,058
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 1.86%)		1,983,550	1,984,058
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 1.85%)		1,983,550	1,984,058
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 1.80%)		1,983,550	1,983,689

Total Short-Term Investments (cost $9,919,920)			9,919,920

Total Value of Securities – 102.04% (cost $223,131,734)			$260,196,323

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2019, the aggregate value of Rule 144A securities was $18,287,297, which represents 7.17% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

♦

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of origin.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Sept. 30, 2019. Rate will reset at a future date.

S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

y	No contractual maturity date.

†	Non-income producing security.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Sept. 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

@	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Sept. 30, 2019:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	BRL	(1,819)	USD	437	10/1/19	$—
BNYM	EUR	(3,095)	USD	3,373	10/1/19	(1)

Total Foreign Currency Exchange Contracts						$(1)

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
22	US Treasury 5 yr Notes	$2,621,266	$2,639,021	12/31/19	$—	$(17,755)	$(1,031)
3	US Treasury 10 yr Notes	390,937	395,421	12/19/19	—	(4,484)	(235)
(15)	US Treasury 10 yr Ultra Notes	(2,136,094)	(2,139,338)	12/19/19	3,244	—	469

Total Futures Contracts			$895,104		$3,244	$(22,239)	$(797)

Schedule of investments

Delaware Strategic Allocation Fund

Swap Contracts

CDS Contracts2

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Variation Margin Due from (Due to) Brokers
Over-The-Counter/ Protection Purchased:
HSBC-CDX.EM.29[5] 6/20/23-Quarterly	2,000,000	1.00%	$62,213	$26,224	$35,989	$—

IRS Contracts[6]

Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate / Floating Rate)	Notional Amount[3]	Fixed /Floating Interest Rate Paid (Received)[7]	Value	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Broker
Centrally Cleared:
5 yr IRS 4/3/22-(Semiannually/ Quarterly)	2,105,000	2.066%/(2.596%)	$(25,068)	$—	$(25,068)	$295
5 yr IRS 8/29/24-(Semiannually/ Quarterly)	1,380,000	1.325%/(2.117%)	8,730	8,730	—	127
7 yr IRS 2/5/25-(Semiannually/ Quarterly)	8,910,000	2.733%/(2.560%)	(560,271)	—	(560,271)	2,317
10 yr IRS 6/27/27-(Semiannually/ Quarterly)	4,615,000	2.117%/(2.311%)	(199,813)	—	(199,813)	29,124
10 yr IRS 8/3/28-(Semiannually/ Quarterly)	3,295,000	3.068%/(2.576%)	(416,409)	—	(416,409)	2,513
30 yr IRS 6/27/47-(Semiannually/ Quarterly)	430,000	2.388%/(2.311%)	(65,154)	—	(65,154)	2,866

Total IRS Contracts			$(1,257,985)	$8,730	$(1,266,715)	$37,242

The use of foreign currency exchange contracts, futures contracts, and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented on the previous page represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 7 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

3Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of ($47,807).

5Markit’s CDX.EM Index is composed of 15 sovereign issuers from the following countries: Argentina, Brazil, Chile, China, Colombia, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Russia, South Africa, Turkey, and Venezuela, which have a S&P credit quality rating of CCC and above.

6An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

7Rates reset based on LIBOR03M.

Summary of abbreviations:

ADR – American Depositary Receipt

ARM – Adjustable Rate Mortgage

BNYM – Bank of New York Mellon

BRL – Brazilian Real

CDO – Collateralized Debt Obligation

CDS – Credit Default Swap

CDX.EM – Credit Default Swap Index Emerging Markets

CLO – Collateralized Loan Obligation

DB – Deutsche Bank

EAFE – Europe Australasia Far East

ETF – Exchange-Traded Fund

EUR – European Monetary Unit

FREMF – Freddie Mac Multifamily

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

GNMA – Government National Mortgage Association

GS – Goldman Sachs

HSBC – HSBC Bank USA, National Association

ICE – Intercontinental Exchange

IRS – Interest Rate Swap

JPM – JPMorgan

LB – Lehman Brothers

Schedule of investments

Delaware Strategic Allocation Fund

Summary of abbreviations (continued):

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LIBOR12M – ICE LIBOR USD 12 Month

MSCI – Morgan Stanley Capital International

PJSC – Private Joint Stock Company

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

TBA – To be announced

USD – US Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Statement of assets and liabilities

Delaware Strategic Allocation Fund	September 30, 2019 (Unaudited)

Assets:
Investments, at value[1]	$260,196,323
Foreign currencies, at value[2]	219,708
Cash	409,089
Cash collateral due from brokers	718,308
Receivable for securities sold	1,679,613
Dividends and interest receivable	1,024,249
Foreign tax reclaims receivable	278,392
Swap payments receivable	58,546
Variation margin due from broker on centrally cleared interest rate swap contracts	37,242
Receivable for fund shares sold	36,140
Unrealized appreciation on credit default swap contracts	35,989
Upfront payments paid on credit default swap contracts	26,224

Total assets	264,719,823

Liabilities:
Payable for securities purchased	8,940,944
Other accrued expenses	215,159
Payable for fund shares redeemed	168,826
Investment management fees payable to affiliates	120,709
Cash collateral due to brokers	110,000
Swap payments payable	105,349
Distribution fees payable to affiliates	58,167
Dividend disbursing and transfer agent fees and expenses payable to affiliates	2,051
Accounting and administration expenses payable to affiliates	1,118
Trustees’ fees and expenses payable to affiliates	967
Legal fees payable to affiliates	813
Variation margin due to broker on futures contracts	797
Unrealized depreciation on foreign currency exchange contracts	1

Total liabilities	9,724,901

Total Net Assets	$254,994,922

Net Assets Consist of:
Paid-in capital	$214,915,693
Total distributable earnings (loss)	40,079,229

Total Net Assets	$254,994,922

Net Asset Value
Class A:
Net assets	$188,926,847
Shares of beneficial interest outstanding, unlimited authorization, no par	17,767,060
Net asset value per share	$10.63
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$11.28

Class C:
Net assets	$23,608,192
Shares of beneficial interest outstanding, unlimited authorization, no par	2,219,646
Net asset value per share	$10.64

Class R:
Net assets	$1,890,280
Shares of beneficial interest outstanding, unlimited authorization, no par	178,561
Net asset value per share	$10.59

Institutional Class:
Net assets	$40,569,603
Shares of beneficial interest outstanding, unlimited authorization, no par	3,812,561
Net asset value per share	$10.64
[1] Investments, at cost	$223,131,734
[2] Foreign currencies, at cost	222,101

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Strategic Allocation Fund	Six months ended September 30, 2019 (Unaudited)

Investment Income:
Dividends	$2,446,895
Interest	2,025,989
Foreign tax withheld	(168,326)

4,304,558

Expenses:
Management fees	854,841
Distribution expenses — Class A	230,621
Distribution expenses — Class C	128,644
Distribution expenses — Class R	4,982
Dividend disbursing and transfer agent fees and expenses	118,565
Reports and statements to shareholders expenses	43,931
Accounting and administration expenses	43,830
Audit and tax fees	37,893
Custodian fees	37,429
Registration fees	36,687
Legal fees	33,572
Trustees’ fees and expenses	7,977
Other	65,228

1,644,200
Less expenses waived	(102,126)
Less expenses paid indirectly	(5,810)

Total operating expenses	1,536,264

Net Investment Income	2,768,294

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$5,553,776
Foreign currencies	(63,563)
Foreign currency exchange contracts	(23,723)
Futures contracts	496,863
Swap contracts	(603,365)

Net realized gain	5,359,988

Net change in unrealized appreciation (depreciation) of:
Investments	(1,504,124)
Foreign currencies	(2,685)
Foreign currency exchange contracts	330
Futures contracts	(133,316)
Swap contracts	(693,227)

Net change in unrealized appreciation (depreciation)	(2,333,022)

Net Realized and Unrealized Gain	3,026,966

Net Increase in Net Assets Resulting from Operations	$5,795,260

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Strategic Allocation Fund

	Six months ended 9/30/19 (Unaudited)	Year ended 3/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$ 2,768,294	$ 5,455,706
Net realized gain	5,359,988	12,442,968
Net change in unrealized appreciation (depreciation)	(2,333,022)	(14,707,620)

Net increase in net assets resulting from operations	5,795,260	3,191,054

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(9,489,282)	(11,137,039)
Class C	(1,171,531)	(1,120,892)
Class R	(97,315)	(104,880)
Institutional Class	(2,371,920)	(3,753,979)

	(13,130,048)	(16,116,790)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,673,302	13,207,393
Class C	386,708	2,117,524
Class R	57,982	211,550
Institutional Class	3,132,059	10,827,096

Net assets from merger*:
Class A	—	35,951,477
Class C	—	18,193,221
Class R	—	1,192,059
Institutional Class	—	7,277,852

	Six months ended 9/30/19 (Unaudited)	Year ended 3/31/19
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$8,811,136	$10,224,109
Class C	1,155,507	1,093,397
Class R	97,313	104,878
Institutional Class	1,175,875	1,395,126

	17,489,882	101,795,682

Cost of shares redeemed:
Class A	(12,746,757)	(27,865,061)
Class C	(4,495,118)	(13,961,022)
Class R	(193,164)	(1,004,346)
Institutional Class	(10,379,846)	(32,157,000)

	(27,814,885)	(74,987,429)

Increase (Decrease) in net assets derived from capital share transactions	(10,325,003)	26,808,253

Net Increase (Decrease) in Net Assets	(17,659,791)	13,882,517

Net Assets:
Beginning of period	272,654,713	258,772,196

End of period	$254,994,922	$272,654,713

*See Note 5 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Strategic Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 9/30/19[1] (Unaudited)					10/1/14	Year ended
	Year ended				to
	3/31/19	3/31/18	3/31/17	3/31/16	3/31/15[2]	9/30/14

$10.94	$11.46	$11.42	$10.80	$11.97	$12.70	$12.52

0.12	0.22	0.21	0.17	0.17	0.08	0.22
0.11	(0.05)	0.71	0.84	(0.54)	0.27	0.79

0.23	0.17	0.92	1.01	(0.37)	0.35	1.01

(0.11)	(0.20)	(0.21)	(0.24)	(0.17)	(0.12)	(0.18)
(0.43)	(0.49)	(0.67)	(0.15)	(0.63)	(0.96)	(0.65)

(0.54)	(0.69)	(0.88)	(0.39)	(0.80)	(1.08)	(0.83)

$10.63	$10.94	$11.46	$11.42	$10.80	$11.97	$12.70

2.17%	1.63%	8.35%	9.45%	(3.32% )	2.89%	8.34%

$188,927	$195,484	$172,750	$170,801	$174,041	$195,937	$201,628
1.14%	1.16%	1.14%	1.14%	1.15%	1.16%	1.13%
1.22%	1.22%	1.17%	1.18%	1.18%	1.25%	1.17%
2.13%	2.00%	1.79%	1.49%	1.49%	1.34%	1.75%
2.05%	1.94%	1.76%	1.45%	1.46%	1.25%	1.71%
52%	97%	93%	133%	131%	65%	115%

Financial highlights

Delaware Strategic Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 9/30/19[1] (Unaudited)					10/1/14	Year ended
	Year ended				to
	3/31/19	3/31/18	3/31/17	3/31/16	3/31/15[2]	9/30/14
$10.94	$11.46	$11.42	$10.80	$11.97	$12.70	$12.55

0.07	0.14	0.12	0.08	0.08	0.04	0.13
0.13	(0.05)	0.71	0.84	(0.53)	0.26	0.78

0.20	0.09	0.83	0.92	(0.45)	0.30	0.91

(0.07)	(0.12)	(0.12)	(0.15)	(0.09)	(0.07)	(0.11)
(0.43)	(0.49)	(0.67)	(0.15)	(0.63)	(0.96)	(0.65)

(0.50)	(0.61)	(0.79)	(0.30)	(0.72)	(1.03)	(0.76)

$10.64	$10.94	$11.46	$11.42	$10.80	$11.97	$12.70

1.88%	0.82%	7.53%	8.62%	(4.06% )	2.50%	7.47%

$23,608	$27,275	$21,096	$22,602	$24,736	$28,965	$27,906
1.90%	1.92%	1.90%	1.90%	1.91%	1.92%	1.90%

1.98%	1.98%	1.93%	1.94%	1.94%	2.01%	1.94%
1.37%	1.24%	1.03%	0.73%	0.73%	0.58%	0.98%

1.29%	1.18%	1.00%	0.69%	0.70%	0.49%	0.94%
52%	97%	93%	133%	131%	65%	115%

Financial highlights

Delaware Strategic Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 9/30/19[1] (Unaudited)					10/1/14 to 3/31/15[2]
	Year ended					Year ended

	3/31/19	3/31/18	3/31/17	3/31/16		9/30/14
$10.90	$11.40	$11.37	$10.76	$11.93	$12.66	$12.50

0.10	0.19	0.18	0.14	0.14	0.07	0.19
0.12	(0.03)	0.70	0.83	(0.54)	0.26	0.78

0.22	0.16	0.88	0.97	(0.40)	0.33	0.97

(0.10)	(0.17)	(0.18)	(0.21)	(0.14)	(0.10)	(0.16)
(0.43)	(0.49)	(0.67)	(0.15)	(0.63)	(0.96)	(0.65)

(0.53)	(0.66)	(0.85)	(0.36)	(0.77)	(1.06)	(0.81)

$10.59	$10.90	$11.40	$11.37	$10.76	$11.93	$12.66

2.15%	1.54%	8.01%	9.11%	(3.59%)	2.76%	7.99%

$1,890	$1,986	$1,580	$1,801	$1,982	$2,501	$24,307
1.40%	1.42%	1.40%	1.40%	1.41%	1.42%	1.40%
1.48%	1.48%	1.43%	1.44%	1.44%	1.51%	1.44%
1.87%	1.74%	1.53%	1.23%	1.23%	1.08%	1.48%
1.79%	1.68%	1.50%	1.19%	1.20%	0.99%	1.44%
52%	97%	93%	133%	131%	65%	115%

Financial highlights

Delaware Strategic Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 9/30/19[1] (Unaudited)					10/1/14 to 3/31/15[2]
	Year ended					Year ended

	3/31/19	3/31/18	3/31/17	3/31/16		9/30/14
$10.95	$11.46	$11.42	$10.80	$11.98	$12.71	$12.52

0.13	0.25	0.24	0.19	0.19	0.10	0.25
0.12	(0.04)	0.71	0.84	(0.54)	0.26	0.79

0.25	0.21	0.95	1.03	(0.35)	0.36	1.04

(0.13)	(0.23)	(0.24)	(0.26)	(0.20)	(0.13)	(0.20)
(0.43)	(0.49)	(0.67)	(0.15)	(0.63)	(0.96)	(0.65)

(0.56)	(0.72)	(0.91)	(0.41)	(0.83)	(1.09)	(0.85)

$10.64	$10.95	$11.46	$11.42	$10.80	$11.98	$12.71

2.31%	1.96%	8.60%	9.70%	(3.17% )	3.01%	8.62%

$40,570	$47,910	$63,346	$79,009	$73,036	$62,799	$60,134
0.90%	0.92%	0.90%	0.90%	0.91%	0.92%	0.90%

0.98%	0.98%	0.93%	0.94%	0.94%	1.01%	0.94%
2.37%	2.24%	2.03%	1.73%	1.73%	1.58%	1.98%

2.29%	2.18%	2.00%	1.69%	1.70%	1.49%	1.94%
52%	97%	93%	133%	131%	65%	115%

Notes to financial statements

Delaware Strategic Allocation Fund	September 30, 2019 (Unaudited)

Delaware Group® Foundation Funds (Trust) is organized as a Delaware statutory trust and offers one fund: Delaware Strategic Allocation Fund (formerly, Delaware Foundation® Moderate Allocation Fund). The Fund is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek capital appreciation with current income as a secondary objective.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended Sept. 30, 2019 and for all open tax years (years ended March 31, 2016–March 31, 2019), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended Sept. 30, 2019, the Fund did not incur any interest or tax penalties. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Underlying Funds – The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund invests include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.

To Be Announced Trades (TBA) – The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or deliver securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Notes to financial statements

Delaware Strategic Allocation Fund

1. Significant Accounting Policies (continued)

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Sept. 30, 2019, the Fund earned $5,570 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended Sept. 30, 2019, the Fund earned $240 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure total annual operating expenses (excluding any distribution and service (12b-1) fees, taxes, interest, acquired fund fees and expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 0.90% of the Fund’s average daily net assets from April 1, 2019 through Sept. 30, 2019.* For purposes of those waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Board and DMC. These waivers and reimbursements apply only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Global Limited (MIMGL), and Macquarie Funds Management Hong Kong (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

MIMAK is also primarily responsible for the day-to-day management of the Fund’s portfolio and determines its asset allocation. For these services, DMC, not the Fund, pays MIMAK a fee, which is 0.12% of the average daily net assets of the Fund.

Jackson Square Partners, LLC (JSP), a related party of DMC, also furnishes investment sub-advisory services to the Fund. For these services, DMC, not the Fund, pays JSP fees based on the aggregate average daily net assets of the Fund at the following annual rate: 0.39% of the first $500 million; 0.36%

Notes to financial statements

Delaware Strategic Allocation Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

of the next $500 million; 0.33% of the next $1.5 billion; and 0.30% of aggregate average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended Sept. 30, 2019, the Fund was charged $6,966 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Sept. 30, 2019, the Fund was charged $12,928 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 1.00% of the average daily net assets of the Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are calculated daily and paid monthly.

In connection with the merger with Delaware Balanced Fund, the Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and (2) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based on the formula described on the previous page. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. These fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Sept. 30, 2019, the Fund was charged $4,152 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Sept. 30, 2019, DDLP earned $3,065 for commissions on sales of the Fund’s Class A shares. For the six months ended Sept. 30, 2019, DDLP received gross CDSC commissions of $1 and $642 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from July 27, 2018 through July 29, 2020.

3. Investments

For the six months ended Sept. 30, 2019, the Fund made purchases and sales of investment securities other than US government securities and short-term investments as follows:

Purchases other than US government securities	$82,698,515
Purchases of US government securities	59,303,006
Sales other than US government securities	109,267,014
Sales of US government securities	66,870,276

At Sept. 30, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$222,533,916

Aggregate unrealized appreciation of investments and derivatives	$45,405,542
Aggregate unrealized depreciation of investments and derivatives	(8,957,903)

Net unrealized appreciation of investments and derivatives	$36,447,639

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the

Notes to financial statements

Delaware Strategic Allocation Fund

3. Investments (continued)

asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Sept. 30, 2019:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stock
Communication Services	$12,718,405	$—	$—	$12,718,405
Consumer Discretionary	13,461,786	—	—	13,461,786
Consumer Staples	13,267,677	—	—	13,267,677
Energy	9,202,313	—	—	9,202,313
Financials	20,614,992	689,102	—	21,304,094
Healthcare	17,983,756	—	—	17,983,756
Industrials	13,355,491	—	—	13,355,491
Information Technology	16,165,584	2,382,963	—	18,548,547
Materials	6,572,687	—	—	6,572,687
Real Estate	10,005,056	38,190	—	10,043,246
Utilities	2,639,884	—	—	2,639,884
Exchange-Traded Funds	9,313,704	—	—	9,313,704
Limited Partnerships	80,855	—	—	80,855
Corporate Debt	—	45,107,254	—	45,107,254
Municipal Bonds	—	1,066,385	—	1,066,385
Agency, Asset & Mortgage-Backed Securities	—	48,257,531	—	48,257,531
Loan Agreements	—	2,424,718	—	2,424,718
Foreign Debt	—	1,542,180	—	1,542,180
US Treasury Obligations	—	1,898,046	—	1,898,046
Preferred Stock[1]	1,366,699	121,145	—	1,487,844
Short-Term Investments	9,919,920	—	—	9,919,920

Total Value of Securities	$156,668,809	$103,527,514	$—	$260,196,323

Derivatives[2]
Assets:
Futures Contracts	$3,244	$—	$—	$3,244
Swap Contracts	—	44,719	—	44,719
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1)	$—	$(1)
Futures Contracts	(22,239)	—	—	(22,239)
Swap Contracts	—	(1,266,715)	—	(1,266,715)

Notes to financial statements

Delaware Strategic Allocation Fund

3. Investments (continued)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent investments with observable inputs or matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Total
Preferred Stock	91.86%	8.14%	100.00%

2Foreign currency exchange contracts, futures contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the six months ended Sept. 30, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 9/30/19	Year ended 3/31/19
Shares sold:
Class A	247,445	1,185,928
Class C	35,778	192,703
Class R	5,407	19,115
Institutional Class	286,552	972,719

Shares from merger:
Class A	—	3,209,953
Class C	—	1,624,395
Class R	—	106,911
Institutional Class	—	649,229

Shares issued upon reinvestment of dividends and distributions:
Class A	829,917	938,694
Class C	108,868	100,774
Class R	9,210	9,680
Institutional Class	110,652	128,402

	1,633,829	9,138,503

Shares redeemed:
Class A	(1,177,645)	(2,546,459)
Class C	(417,378)	(1,267,014)
Class R	(18,316)	(91,975)
Institutional Class	(960,498)	(2,900,734)

	(2,573,837)	(6,806,182)

Net increase (decrease)	(940,008)	2,332,321

Notes to financial statements

Delaware Strategic Allocation Fund

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended Sept. 30, 2019 and the year ended March 31, 2019, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value

Six months ended 9/30/19	1,282	13,662	13,654	1,280	$162,757
Year ended 3/31/19	24,252	152,102	151,854	24,230	2,024,307

5. Fund Merger

As of the close of business on July 27, 2018, the Fund acquired all of the assets and liabilities of Delaware Foundation® Conservative Allocation Fund (“Acquired Fund”), an open-end investment company, in exchange for the shares of the Fund pursuant to a Plan and Agreement of Reorganization (“Reorganization”). For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value. The shareholders of the Acquired Fund received shares of the respective class of the Fund equal to the aggregate NAV of their shares in the Acquired Fund by a taxable exchange prior to the Reorganization, as shown in the following table:

	Acquired Fund Shares Outstanding	Shares Converted to the Fund	Acquired Fund Net Assets	Conversion Ratio
Class A	3,847,090	3,209,953	$35,951,477	0.834
Class C	1,940,385	1,624,395	18,193,221	0.837
Class R	127,564	106,911	1,192,059	0.838
Institutional Class	776,847	649,229	7,277,852	0.836

The net assets of the Fund before the acquisition were $243,255,988. The net assets of the Fund immediately following the acquisition were $305,870,597.

If the acquisition had been completed on April 1, 2018, the beginning of the Fund’s reporting period, the Fund’s results of operations for the year ended March 31, 2019, would have been as follows (unaudited):

Net investment income	$5,886,374	(a)
Net realized gain	13,632,735	(b)
Net change in unrealized appreciation (depreciation)	(15,255,647	) (c)

Net increase in net assets resulting from operations	$4,263,462

(a)$5,455,706, as reported in the Statement of operations, plus $430,668 net investment income from Delaware Foundation® Conservative Allocation Fund pre-merger.

(b)$12,442,968, as reported in the Statement of operations, plus $1,189,767 net realized gain from Delaware Foundation Conservative Allocation Fund pre-merger.

(c)$(14,707,620), as reported in the Statement of operations, plus $(548,027) net change in unrealized appreciation (depreciation) from Delaware Foundation Conservative Allocation Fund pre-merger.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s Statement of operations since July 30, 2018.

6. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $220,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 4, 2019.

The Fund had no amounts outstanding as of Sept. 30, 2019, or at any time during the period then ended.

7. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change

Notes to financial statements

Delaware Strategic Allocation Fund

7. Derivatives (continued)

favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended Sept. 30, 2019, the Fund entered into foreign currency exchange contracts to hedge the US dollar value of securities the Fund already owns that are denominated in foreign currencies.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At Sept. 30, 2019, the Fund posted $50,375 in cash as collateral for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

During the six months ended Sept. 30, 2019, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Swap Contracts – The Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into interest rate swaps to manage its sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Sept. 30, 2019, the Fund entered into interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended Sept. 30, 2019, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the six months ended Sept. 30, 2019, the Fund did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts,

Notes to financial statements

Delaware Strategic Allocation Fund

7. Derivatives (continued)

having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Sept. 30, 2019, the Fund entered into CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.” For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

At Sept. 30, 2019, the Fund posted $667,933 in cash collateral for open centrally cleared interest rate swap contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.” The Fund received $110,000 in cash collateral for open over-the-counter credit default swap contracts, which is included in “Cash collateral due to brokers” on the “Statement of assets and liabilities.”

Fair values of derivative instruments as of Sept. 30, 2019 were as follows:

	Asset Derivatives Fair Value
Statement of Assets and Liabilities Location	Interest Rate Contracts	Credit Contracts	Total
Variation margin due from broker on centrally cleared interest rate swap contracts*	$8,730	$—	$8,730
Variation margin due from broker on futures contracts**	3,244	—	3,244
Unrealized appreciation on credit default swap contracts	—	35,989	35,989

Total	$11,974	$35,989	$47,963

	Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Total

Variation margin due from broker on centrally cleared interest rate swap contracts*	$—	$1,266,715	$1,266,715
Variation margin due to brokers on futures contracts**	—	22,239	22,239
Unrealized depreciation on foreign currency exchange contracts	1	—	1

Total	$1	$1,288,954	$1,288,955

*Includes cumulative appreciation (depreciation) of centrally cleared swap contracts from the date the contracts were opened through Sept. 30, 2019. Only current day variation margin is reported on the “Statement of assets and liabilities.”

**Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through Sept. 30, 2019. Only current day variation margin is reported on the “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended Sept. 30, 2019 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$(23,723)	$—	$—	$(23,723)
Interest rate contracts	—	496,863	(589,609)	(92,746)
Credit contracts	—	—	(13,756)	(13,756)

Total	$(23,723)	$496,863	$(603,365)	$(130,225)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Swap Contracts	Total
Currency contracts	$330	$—	$—	$330
Interest rate contracts	—	(133,316)	12,190	(121,126)
Credit contracts	—	—	(705,417)	(705,417)

Total	$330	$(133,316)	$(693,227)	$(826,213)

Notes to financial statements

Delaware Strategic Allocation Fund

7. Derivatives (continued)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended Sept. 30, 2019.

	Long Derivatives Volume	Short Derivatives Volume
Foreign currency exchange contracts (average cost)	$487,838	$672,670
Futures contracts (average notional value)	17,611,364	4,298,172
CDS contracts (average notional value)*	2,000,000	—
Interest rate swap contracts (average notional value)**	—	24,086,024

*Long represents buying protection and short represents selling protection.

**Long represents receiving fixed interest payments and short represents paying fixed interest payments.

8. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At Sept. 30, 2019, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position

The Bank of New York Mellon	$—	$(1)	$(1)
HSBC Bank USA, National Association	35,989	—	35,989

Total	$35,989	$(1)	$35,988

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
The Bank of New York Mellon	$(1)	$—	$—	$—	$—	$(1)
HSBC Bank USA, National
Association	35,989	—	(35,989)	—	—	—

Total	$35,988	$—	$(35,989)	$—	$—	$(1)

Master Securities Forward Transaction Agreements

Master Securities Forward Transaction Agreements (MFA) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The MFA maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. As of Sept. 30, 2019, the following table is a summary of the Fund’s TBA securities by counterparty which are subject to offsetting under MFA:

Counterparty	TBA at Value	Cash Collateral Received	Cash Collateral Pledged	Net Exposure(a)
Citigroup Capital Markets Inc.	$3,843,505	$—	$—	$3,843,505
Goldman, Sachs & Co.	2,355,761	—	—	2,355,761
Morgan Stanley & Co. LLC	900,513	—	—	900,513

Total	$7,099,779	$—	$—	$7,099,779

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

9. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate

Notes to financial statements

Delaware Strategic Allocation Fund

9. Securities Lending (continued)

market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Sept. 30, 2019, the Fund had no securities out on loan.

10. Credit and Market Risk

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Notes to financial statements

Delaware Strategic Allocation Fund

10. Credit and Market Risk (continued)

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended Sept. 30, 2019. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

13. Subsequent Events

On Nov. 4, 2019, the Fund, along with the other Participants, entered into an amendment to the agreement for a $250,000,000 revolving line of credit to be used as described in Note 6 and to be operated in substantially the same manner as the agreement described in Note 6. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on Nov. 3, 2020.

Management has determined that no other material events or transactions occurred subsequent to Sept. 30, 2019, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Strategic Allocation Fund

Board consideration of Investment Advisory and Sub-Advisory agreements for Delaware Strategic Allocation Fund at a meeting held on August 21-22, 2019

At a meeting held on Aug. 21-22, 2019 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory and Sub-Advisory Agreements for Delaware Strategic Allocation Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”) and the Sub-Advisory Agreements with Jackson Square Partners, LLC (“JSP”), Macquarie Funds Management Hong Kong Limited (“MFMHK”), Macquarie Investment Management Europe Limited (“MIMEL”), and Macquarie Investment Management Global Limited (“MIMGL”), included materials provided by DMC and its affiliates (collectively, “Macquarie Investment Management”), JSP, MFMHK, MIMEL, and MIMGL, as, concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2019, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s investment advisory and sub-advisory agreements, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds® by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Nature, extent, and quality of services. The Board considered the services provided by JSP to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of JSP personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of JSP and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by JSP.

Nature, extent, and quality of services. The Board considered the services provided by MIMGL to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of MIMGL personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of MIMGL and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by MIMGL.

Nature, extent, and quality of services. The Board considered the services provided by MIMEL to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of MIMEL personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of MIMEL and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by MIMEL.

Nature, extent, and quality of services. The Board considered the services provided by MFMHK to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of MFMHK personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of MFMHK and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by MFMHK.

Other Fund information (Unaudited)

Delaware Strategic Allocation Fund

Board consideration of Investment Advisory and Sub-Advisory agreements for Delaware Strategic Allocation Fund at a meeting held on August 21-22, 2019 (continued)

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2019. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional small-cap growth funds as selected by Broadridge. The Broadridge comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-year period was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is for the Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees discussed with JDL personnel regarding DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Management profitability. Trustees were also given available information on profits being realized by JSP in relation to the services being provided to the Fund and in relation to JSP’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by JSP in connection with its relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Management profitability. Trustees were also given available information on profits being realized by MIMGL in relation to the services being provided to the Fund and in relation to MIMGL’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by MIMGL in connection with its relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Management profitability. Trustees were also given available information on profits being realized by MIMEL in relation to the services being provided to the Fund and in relation to MIMEL’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by MIMEL in connection with its relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Management profitability. Trustees were also given available information on profits being realized by MFMHK in relation to the services being provided to the Fund and in relation to MFMHK’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out

Other Fund information (Unaudited)

Delaware Strategic Allocation Fund

Board consideration of Investment Advisory and Sub-Advisory agreements for Delaware Strategic Allocation Fund at a meeting held on August 21-22, 2019 (continued)

benefits derived or to be derived by MFMHK in connection with its relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. Although, as of March 31, 2019, the Fund had not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that, if the Fund increases sufficiently in size, then economies of scale may be shared.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

Jersey City, NJ

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Strategic Allocation Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q or Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® FOUNDATION FUNDS

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 4, 2019

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 4, 2019